ASA Gold and Precious Metals Limited

Schedule of Investments
August 31, 2026 (Unaudited)

Name of Company	Principal Amount	Value	% of Net Assets
Corporate Convertible Bond
Diversified metals mining, exploration, development and royalty companies
Canada
Magna Mining, Inc., 10.00%, 3/5/29(1)	$4,300,000	$3,242,180	0.3%
United States
American Ocean Minerals Corp., 8.00%, 12/30/27(1)	24,000,000	24,000,000	1.7
Total Diversified metals mining, exploration, development and royalty companies (Cost $26,934,473)		27,242,180	2.0
Total Corporate Convertible Bond (Cost $26,934,473)		27,242,180	2.0

Name of Company	Shares	Value	% of Net Assets
Common Shares
Gold mining, exploration, development and royalty companies
Australia
Ballard Mining, Ltd.(2)	2,033,793	1,078,487	0.1
Barton Gold Holdings, Ltd.(2)	12,470,589	9,919,421	0.7
Cygnus Metals, Ltd.(2)	59,858,115	7,292,028	0.5
FireFly Metals, Ltd.(2)	13,116,140	16,921,291	1.2
Genesis Minerals, Ltd.	377,501	2,223,649	0.2
Geopacific Resources, Ltd.(2)	75,617,820	1,896,569	0.1
Gorilla Gold Mines, Ltd.(2)	5,263,158	1,282,336	0.1
LCL Resources, Ltd.(2)	36,750,000	184,345	0.0
Midas Minerals, Ltd.(2)	13,200,000	12,296,844	0.9
Nexus Minerals, Ltd.(2)(3)	36,000,000	1,470,462	0.1
Predictive Discovery, Ltd.(2)	44,013,414	129,940,775	9.3
Prodigy Gold NL(2)	17,366,291	672,012	0.1
Sinclair Gold, Ltd.(2)	8,406,789	7,831,589	0.6
		193,009,808	13.9
Canada
Angel Wing Metals, Inc.(2)	4,650,000	117,429	0.0
Cartier Resources, Inc.(2)	6,923,100	1,398,657	0.1
Desert Gold Ventures, Inc.(2)(3)	14,563,264	1,260,934	0.1
Equinox Gold Corp.	9,721,469	125,282,197	9.0
G Mining Ventures Corp.(2)	3,259,446	122,833,338	8.9
Hemlo Mining Corp.(2)	10,774,754	59,861,904	4.3
Integra Resources Corp.(2)	1,259,464	3,526,498	0.3
Lahontan Gold Corp.(2)(3)	43,983,694	12,694,165	0.9
Liberty Gold Corp.(2)	8,929,562	11,919,398	0.9
Lux Metals Corp.(2)	502,451	74,319	0.0
Monarch Mining Corp.(1)(2)	7,300,000	0	0.0
New Found Gold Corp(2)	14,949,257	28,044,351	2.0
Newcore Gold, Ltd.(2)	9,837,336	2,164,860	0.2
Ongwe Minerals, Inc.(2)	2,016,758	2,008,100	0.1
Onyx Gold Corp.(2)	422,023	487,201	0.0
Roxmore Resources, Inc.(2)(3)	4,686,569	13,424,495	1.0
RPX Gold, Inc.(2)(3)	36,132,345	4,040,920	0.3
Signature Resources, Ltd.(2)(3)	22,983,376	580,409	0.0
STLLR Gold, Inc.	1,119,024	1,477,553	0.1
Talisker Resources, Ltd.(2)	1,869,218	2,036,523	0.1
TDG Gold Corp.(2)	8,494,479	2,911,272	0.2
Tectonic Metals Inc(2)	8,123,909	14,947,125	1.1

ASA Gold and Precious Metals Limited

Schedule of Investments
August 31, 2026 (Unaudited)

Name of Company	Shares	Value	% of Net Assets
Gold mining, exploration, development and royalty companies (continued)
Canada (continued)
Thesis Gold & Silver, Inc.(2)(3)	16,235,654	$41,234,895	3.0%
Torex Gold Resources, Inc.	330,953	16,178,120	1.2
Westhaven Gold Corp.(2)	5,334,508	1,462,616	0.1
		469,967,279	33.9
United States
Blossom Gold, Inc.(2)	13,021,079	16,629,251	1.2
Q-Gold Resources, Ltd.(2)(3)	17,650,738	2,801,805	0.2
		19,431,056	1.4
Total Gold mining, exploration, development and royalty companies (Cost $285,025,260)		682,408,143	49.2
Diversified metals mining, exploration, development and royalty companies
Australia
Bellavista Resources, Ltd.(2)	8,269,038	2,103,583	0.1
Castile Resources, Ltd.(2)	19,143,255	1,015,135	0.1
Delta Lithium, Ltd.(2)	17,412,850	2,246,047	0.2
Killi Resources, Ltd.(2)	4,237,788	850,303	0.1
Tolu Minerals, Ltd.(2)(3)	25,000,000	21,497,979	1.5
		27,713,047	2.0
Canada
American Pacific Mining Corp.(2)	2,860,750	350,898	0.0
Americas Gold & Silver Corp.(2)(3)	16,921,234	90,875,335	6.6
Atex Resources, Inc.(2)	14,791,882	27,855,848	2.0
Bunker Hill Mining Corp.(2)	135,471	470,158	0.0
Cadillac Mines Corp.(2)	4,483,209	28,174,718	2.0
Cayenne Copper, Ltd. 144A(1)(2)(3)(4)	34,000,000	6,910,475	0.5
Culico Metals, Inc.(2)	1,822,077	499,577	0.0
Discovery Mining, Ltd.(2)	1,738,292	15,477,126	1.1
Emerita Resources Corp.(2)	2,245,620	567,096	0.0
Evolve Royalties, Ltd.(2)	1,638,664	3,452,433	0.3
Getty Copper, Inc.(2)	6,957,547	4,919,655	0.4
ICG Silver & Gold, Ltd.(2)	59,504	13,740	0.0
Lithium Africa Corp.(2)	1,523,578	1,692,926	0.1
Max Resource Corp.(2)	2,049,045	310,473	0.0
Metalla Royalty & Streaming, Ltd.(2)	2,944,062	30,677,126	2.2
Mining Americas, Inc.(2)	4,769,518	21,095,383	1.5
Pan Global Resources, Inc.(2)	6,243,504	765,825	0.1
Pecoy Copper Corp.(2)	3,096,175	3,373,299	0.2
Ridgeline Minerals Corp.(2)(3)	12,921,208	2,330,749	0.2
Sable Resources, Ltd.(2)(3)	2,592,982	935,453	0.1
Silver Mountain Resources, Inc.(2)	2,147,552	6,260,046	0.5
South Pacific Metals Corp.(2)	3,451,726	2,241,461	0.2
SUA Holdings, Ltd.(1)(2)	530,000	15,296	0.0
Talamore Mining Corp.(2)	1,070,579	7,570,024	0.5
Tier One Silver, Inc.(2)	25,209,965	1,546,121	0.1
Versamet Royalties Corp.(2)	1,085,039	11,062,160	0.8
		269,443,401	19.4
United States (4)
Bendito Resources, Inc. 144A(1)(2)(5)	8,688,000	0	0.0
San Cristobal Mining, Inc. 144A(1)(2)	2,583,332	77,499,960	5.6

ASA Gold and Precious Metals Limited

Schedule of Investments
August 31, 2026 (Unaudited)

Name of Company	Shares	Value	% of Net Assets
Diversified metals mining, exploration, development and royalty companies (continued)
United States (continued)
Southwest Critical Materials 144A(1)(2)	15,000,000	$15,000,000	1.1%
		92,499,960	6.7
Total Diversified metals mining, exploration, development and royalty companies (Cost $161,129,474)		389,656,408	28.1
Silver mining, exploration, development and royalty companies
Australia
Andean Silver, Ltd.(2)	7,800,000	15,874,108	1.1
Canada
Andean Precious Metals Corp.(2)	1,488,355	7,442,043	0.5
GoGold Resources, Inc.(2)	6,964,704	21,658,699	1.6
Guanajuato Silver Co., Ltd.(2)	18,598,329	6,575,404	0.5
Silver Tiger Metals, Inc.(2)	20,174,021	15,283,901	1.1
		50,960,047	3.7
Total Silver mining, exploration, development and royalty companies (Cost $30,492,744)		66,834,155	4.8
Total Common Shares (Cost $476,647,478)		1,138,898,706	82.1

Preferred Shares
Diversified metals mining, exploration, development and royalty companies
United States
Laurentian Mountain Resources 144A(1)(2)(4)	3,640,959	3,640,959	0.2
Total Preferred Shares (Cost $3,500,000)		3,640,959	0.2

Rights
Gold mining, exploration, development and royalty companies
Canada
G Mining Ventures Corp. (Exercise Price $0.01, Exp. Date 12/31/2049)(1)	1,275,000	0	0.0
Silver mining, exploration, development and royalty companies
Canada
Pan American Silver Corp. (Exercise Price $1.00, Exp. Date 02/22/2029)(1)	393,200	304,387	0.0
Total Rights (Cost $136,720)		304,387	0.0

Warrants
Gold mining, exploration, development and royalty companies
Australia
Prodigy Gold NL (Exercise Price $0.00, Exp. Date 11/30/2027)(1)	1,937,500	0	0.0
Canada
Cartier Resources, Inc. (Exercise Price $0.18, Exp. Date 04/14/2030)(1)	6,923,100	584,439	0.1
Equinox Gold Corp. (Exercise Price $11.5, Exp. Date 02/28/2028)(1)	836,278	5,123,443	0.4
Integra Resources Corp. (Exercise Price $1.20, Exp. Date 03/13/2027)(1)	138,653	271,013	0.0
Lahontan Gold Corp. (Exercise Price $0.10, Exp. Date 04/30/2027)(1)(3)	2,550,000	553,808	0.0
Monarch Mining Corp. (Exercise Price $0.95, Exp. Date 04/06/2027)(1)	1,700,000	0	0.0
New Found Gold Corp. (Exercise Price $0.01, Exp. Date 12/31/2049)(1)	1,200,000	0	0.0
Ongwe Minerals, Inc. (Exercise Price $2.65, Exp. Date 02/16/2027)(1)	623,060	0	0.0
Ongwe Minerals, Inc. (Exercise Price $2.65, Exp. Date 06/08/2027)(1)	143,375	0	0.0
RPX Gold, Inc. (Exercise Price $0.15, Exp. Date 07/08/2028)(1)(3)	3,884,868	61,667	0.0

ASA Gold and Precious Metals Limited

Schedule of Investments
August 31, 2026 (Unaudited)

Name of Company	Shares	Value	% of Net Assets
Gold mining, exploration, development and royalty companies (continued)
Canada (continued)
Signature Resources, Ltd. (Exercise Price $0.10, Exp. Date 10/29/2026)(1)(3)	11,500,000	$0	0.0%
		6,594,370	0.5
Total Gold mining, exploration, development and royalty companies (Cost $646,723)		6,594,370	0.5
Diversified metals mining, exploration, development and royalty companies
Canada
Atex Resources (Exercise Price $0.01, Exp. Date 12/31/2049)(1)	1,900,000	577,149	0.1
Laurentian Mountain Resources (Exercise Price $1.00, Exp. Date 12/31/2049)(1)	3,500,000	0	0.0
Lithium Africa Corp. (Exercise Price $3.70, Exp. Date 04/22/2030)(1)(2)	611,000	2,645	0.0
Lithium Africa Corp. (Exercise Price $3.70, Exp. Date 08/29/2030)(1)	107,000	618	0.0
Mining Americas, Inc. (Exercise Price $7.05, Exp. Date 09/17/2028)(1)	5,555,790	4,545,810	0.3
Ridgeline Minerals Corp. (Exercise Price $0.25, Exp. Date 02/13/2027)(1)(3)	4,500,000	48,703	0.0
Silver Mountain Resources, Inc. (Exercise Price $0.01, Exp. Date 12/31/2049)(1)	480,750	282,009	0.0
Silver Mountain Resources, Inc. (Exercise Price $2.20, Exp. Date 04/24/2028)(1)	200,000	287,456	0.0
South Pacific Metals Corp. (Exercise Price $0.01, Exp. Date 12/31/2049)(1)	900,000	68,184	0.0
South Pacific Metals Corp. (Exercise Price $0.90, Exp. Date 02/03/2027)(1)	1,050,000	47,729	0.0
Tier One Silver, Inc. (Exercise Price $0.01, Exp. Date 12/31/2049)(1)	25,500,000	73,596	0.0
		5,933,899	0.4
Total Diversified metals mining, exploration, development and royalty companies (Cost $2,528,385)		5,933,899	0.4
Silver mining, exploration, development and royalty companies
Canada
GoGold Resources, Inc. (Exercise Price $0.01, Exp. Date 12/31/2049)(1)	2,873,632	3,025,094	0.2
Guanajuato Silver Co., Ltd. (Exercise Price $0.01, Exp. Date 12/31/2049)(1)	10,000,000	483,423	0.1
Guanajuato Silver Co., Ltd. (Exercise Price $0.35, Exp. Date 10/30/2026)(1)	2,083,500	198,436	0.0
		3,706,953	0.3
Total Silver mining, exploration, development and royalty companies (Cost $1,837,447)		3,706,953	0.3
Total Warrants (Cost $5,012,555)		16,235,222	1.2

	Shares	Value	% of Net Assets
Money Market Fund
Federated Hermes US Treasury Cash Reserves - Institutional Shares, 3.58%(6)	201,433,125	201,433,125	14.5
Total Money Market Fund (Cost $201,433,125)		201,433,125	14.5
Investments, at value (Cost 713,664,351)		1,387,754,579	100.0
Cash, receivables and other assets less other liabilities		267,836	0.0
Net assets		$1,388,022,415	100%

(1)	Security fair valued in accordance with procedures adopted by the Board of Directors. At the period end, the value of these securities amounted to $146,848,479 or 10.58% of net assets.
(2)	Non-income producing security.
(3)	Investment in affiliate. See Note 2 Summary of Significant Accounting Policies.
(4)	Security exempt from registration under Rule 144A under the securities act of 1933. At the period end, the value of these securities amounted to $103,051,394 or 7.42% of net assets.
(5)	Interest paid at maturity
(6)	Dividend yield changes daily to reflect current market conditions. Rate was quoted yield as of August 31, 2026.

ASA Gold and Precious Metals Limited

Schedule of Investments
August 31, 2026 (Unaudited)

ADR	American Depository Receipt
PLC	Public Limited Company

Portfolio Statistics (Unaudited)

August 31, 2026

Geographic Breakdown
Australia	17.0%
Canada	58.4
United States	24.6
Other assets less other liabilities	0.0
100.0%

ASA Gold and Precious Metals Limited

Notes to Schedule of Investments
August 31, 2026 (Unaudited)

1. Organization

ASA Gold and Precious Metals Limited (the “Company”) is a non-diversified, closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Company was initially organized as a public limited liability company in the Republic of South Africa in June 1958. On November 11, 2004, the Company’s shareholders approved a proposal to move the Company’s place of incorporation from the Republic of South Africa to the Commonwealth of Bermuda by reorganizing itself into an exempted limited liability company formed in Bermuda. The Company is registered with the Securities and Exchange Commission (the “SEC”) pursuant to an order under Section 7(d) of the 1940 Act.

The Company seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The Company included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity.

2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies:

A. Security valuation

The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available.

Pursuant to Rule 2a-5 under the Investment Company Act, the Company’s Board of Directors (the "Board") designated the Adviser, as defined in Note 1, as the Company’s valuation designee to perform any fair value determinations for securities and other assets held by the Company. While serving in such role, the Adviser was subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser was responsible for determining the fair value of investments in accordance with policies and procedures that have been approved by the Board.

Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued at a value other than the last reported sale price or last reported bid price based on significant events that have occurred subsequent to the close of the foreign markets. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). To value its warrants, the Company's valuation designee typically utilizes the Black-Scholes model using the listed price for the underlying common shares. The valuation is a combination of value of the stock price less the exercise price, plus some value related to the volatility of the stock over the remaining time period prior to expiration.

Securities for which current market quotations are not readily available are valued at their fair value as determined in accordance with procedures approved by the Board. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.

The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

ASA Gold and Precious Metals Limited

Notes to Schedule of Investments
August 31, 2026 (Unaudited)

B. Fair value measurement

In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the assets or liabilities to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ASA Gold and Precious Metals Limited

Notes to Schedule of Investments
August 31, 2026 (Unaudited)

The following is a summary of the inputs used as of August 31, 2026 in valuing the Company's investments at fair value:

Investment in Securities

Measurements at August 31, 2026
	Level 1	Level 2	Level 3	Total
Common Shares
Diversified metals mining, exploration, development and royalty companies	$290,230,677	$–	$99,425,731	$389,656,408
Gold mining, exploration, development and royalty companies	682,408,143	–	–	682,408,143
Silver mining, exploration, development and royalty companies	66,834,155	–	–	66,834,155
Rights
Gold mining, exploration, development and royalty companies	–	–	–	–
Silver mining, exploration, development and royalty companies	–	–	304,387	304,387
Corporate Convertible Bond
Diversified metals mining, exploration, development and royalty companies	–	–	27,242,180	27,242,180
Money Market Fund
Total Investments	201,433,125	–	–	201,433,125
Warrants
Gold mining, exploration, development and royalty companies	–	–	6,594,370	6,594,370
Silver mining, exploration, development and royalty companies	–	–	3,706,953	3,706,953
Diversified metals mining, exploration, development and royalty companies	–	–	5,933,899	5,933,899
Preferred Shares
Diversified metals mining, exploration, development and royalty companies	–	–	3,640,959	3,640,959
	$1,240,906,100	$–	$146,848,479	$1,387,754,579

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Convertible Corporate Bonds	Common and Preferred Shares	Rights	Warrants
Balance November 30, 2025	$26,398,772	$124,423,020	$267,745	$13,880,518
Purchases	24,000,000	5,126,000	–	662,912
Sales Proceeds	(10,590,618)	(59,088,644)	–	(103,805)
Realized gain	(513,534)	2,200,015	–	838
Accretion of discount	16,070	–	–	–
Net change in unrealized appreciation (depreciation)	(12,068,510)	30,406,299	36,642	1,794,759
Balance as of August 31, 2026	$27,242,180	$103,066,690	$304,387	$16,235,222
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at August 31, 2026	$(938,624)	$69,161,707	$36,642	$9,413,358

ASA Gold and Precious Metals Limited

Notes to Schedule of Investments
August 31, 2026 (Unaudited)

C. Affiliated Companies

The Investment Company Act of 1940 defines affiliates as companies in which the Company owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the nine months ended August 31, 2026.

	Balance as of November 30, 2025	Transfers In	Transfer Out	Purchases	Sales/ Corporate Actions	Net realized gain/loss on investments	Net change in unrealized appreciation/ depreciation	Balance as of August 31, 2026
Americas Gold & Silver Corp.
Value	114,026,394	-	-	3,000,107	(55,984,657)	44,198,374	(14,364,883)	90,875,335
Cost	22,264,210	-	-	3,000,107	(11,786,283)	-	-	13,478,034
Share	25,679,000	-	-	750,000	(9,507,766)	-	-	16,921,234
Cayenne Copper Ltd.
Value	6,750,854	-	-	-	-	-	159,621	6,910,475
Cost	6,789,409	-	-	-	-	-	-	6,789,409
Share	34,000,000	-	-	-	-	-	-	34,000,000
Desert Gold Ventures, Inc.
Value	677,664	-	-	-	(431)	(818)	584,518	1,260,934
Cost	2,909,628	-	-	-	(1,249)	-	-	2,908,379
Share	14,569,264	-	-	-	(6,000)	-	-	14,563,264
Lahontan Gold Corp.				-
Value	4,871,541	-	-	363,543	(321,269)	(148,948)	7,929,298	12,694,165
Cost	2,892,132	-	-	363,543	(470,217)	-	-	2,785,458
Share	41,259,000	-	-	-	2,724,694	-	-	43,983,694
Minera Alamos, Inc.
Value	16,896,567	-	-	-	(14,261,232)	1,290,516	(3,925,851)	-
Cost	12,970,716	-	-	-	(12,970,716)	-	-	-
Share	55,557,900	-	-	-	(55,557,900)	-	-	-
Nexus Minerals
Value	1,816,073	-	-	-	-	-	(345,612)	1,470,462
Cost	1,625,022	-	-	-	-	-	-	1,625,022
Share	36,000,000	-	-	-	-	-	-	36,000,000
Q-Gold Resources Ltd.
Value	2,404,379	-	-	-	848,272	(10,924)	(439,922)	2,801,805
Cost	1,269,545	-	-	-	837,348	-	-	2,106,893
Share	12,000,000	-	-	-	5,650,738	-	-	17,650,738
RPX Gold, Inc.
Value	3,950,780	-	-	1,192,715	(1,256,941)	(54,219)	280,585	4,040,920
Cost	3,989,368	-	-	1,192,715	(1,311,160)	-	-	3,870,923
Share	36,806,783	-	-	17,861,693	(18,536,131)	-	-	36,132,345
Ridgeline Minerals Corp.
Value	2,256,610	-	-	-	126,507	7,691	(60,059)	2,330,749
Cost	1,201,893	-	-	-	134,198	-	-	1,336,091
Share	11,900,000	-	-	-	1,021,208	-	-	12,921,208
Roxmore Resources, Inc.
Value	6,629,218	-	-	-	(261,861)	123,991	6,933,148	13,424,495
Cost	5,834,197	-	-	-	(137,870)	-	-	5,696,327
Share	4,800,000	-	-	-	(113,431)	-	-	4,686,569
Sable Resources Ltd.
Value	748,792	-	-	-	(8,468)	(48,318)	243,447	935,453
Cost	3,354,140	-	-	-	(56,786)	-	-	3,297,354
Share	26,160,000	-	-	-	(23,567,018)	-	-	2,592,982
Signature Resources Ltd.
Value	1,069,806	-	-	-	(261)	(395)	(488,740)	580,409
Cost	907,688	-	-	-	(656)	-	-	907,032
Share	23,000,000	-	-	-	(16,624)	-	-	22,983,376

ASA Gold and Precious Metals Limited

Notes to Schedule of Investments
August 31, 2026 (Unaudited)

Thesis Gold, Inc.
Value	22,932,246	-	-	1,818,530	(3,160,715)	(44,922)	19,689,825	41,234,895
Cost	14,459,007	-	-	1,818,530	(3,205,707)	-	-	13,071,830
Share	16,866,667	-	-	3,667,910	(4,298,923)	-	-	16,235,654
Tolu Minerals Ltd.
Value	21,128,560	-	-	-	-	-	369,419	21,497,979
Cost	19,549,450	-	-	-	-	-	-	19,549,450
Share	25,000,000	-	-	-	-	-	-	25,000,000
Warrants
Lahontan Gold Corp.
Value	125,908	-	-	-	-	-	427,900	553,808
Cost	9,329	-	-	-	-	-	-	9,329
Share	2,550,000	-	-	-	-	-	-	2,550,000
Lahontan Gold Corp.
Value	145,515	-	-	-	(30,509)	-	(115,006)	-
Cost	30,509	-	-	-	(30,509)	-	-	-
Share	4,150,000	-	-	-	(4,150,000)	-	-	-
Minera Alamos, Inc.
Value	2,107,101	-	-	-	(1,373,845)	-	(733,256)	-
Cost	1,373,845	-	-	-	(1,373,845)	-	-	-
Share	55,557,900	-	-	(50,002,110)	(5,555,790)	-	-	-
Q-Gold Resources
Value	386,418	-	-	-	(21,518)	-	(364,900)	-
Cost	21,518	-	-	-	(21,518)	-	-	-
Share	6,000,000	-	-	-	(6,000,000)	-	-	-
RPX Gold, Inc.
Value	63,939	-	-	-	-	-	(2,272)	61,667
Cost	28,425	-	-	-	-	-	-	28,425
Share	3,884,868	-	-	-	-	-	-	3,884,868
Ridgeline Minerals Corp.
Value	112,705	-	-	-	-	-	(64,002)	48,703
Cost	3,172	-	-	-	-	-	-	3,172
Share	4,500,000	-	-	-	-	-	-	4,500,000
Ridgeline Minerals Corp.
Value	90,272	-	-	-	-	-	(90,272)	-
Cost	-	-	-	-	-	-	-	-
Share	1,450,000	-	-	-	(1,450,000)	-	-	-
Signature Resources Ltd.
Value	-	-	-	-	-	-	-	-
Cost	-	-	-	-	-	-	-	-
Share	11,500,000	-	-	-	-	-	-	11,500,000
Total Securities
Value	209,191,342	-	-	6,374,895	(75,706,928)	45,311,958	15,550,986	200,722,254
Cost	101,483,203	-	-	6,374,895	(30,394,970)	-	-	77,463,129
Share	453,191,383	-	-	(27,722,507)	(119,362,943)	-	-	306,105,932

At August 31, 2026, the value of investments in affiliated companies was $200,722,254, representing 14.5% of net assets and the total cost was $77,463,129.